Net income (loss) per share and net income (loss) attributable to common stockholders	12 Months Ended
Dec. 31, 2020
Net income (loss) per share and net income (loss) attributable to common stockholders
Net income (loss) per share and net income (loss) attributable to common stockholders

13. Net income (loss) per share and net income (loss) attributable to common stockholders

The following table details the computation of the basic and diluted net income (loss) per share:

	Year ended	Year ended
	December 31,	December 31,	Year ended December 31,
	2018	2019	2020	2020
	RMB	RMB	RMB	US$
Net income (loss) attributable to X Financial	883,111,893	774,276,129	(1,308,502,575)	(200,536,792)
Shares (denominator):
Weighted average number of ordinary shares used in computing basic EPS	286,588,402	313,757,887	321,236,089	321,236,089
Basic net income (loss) per share	3.08	2.47	(4.07)	(0.62)
Diluted effects of stock options and RSUs	17,395,882	5,989,505	—	—
Weighted average number of ordinary shares used in computing diluted EPS	303,984,284	319,747,392	321,236,089	321,236,089
Diluted net income (loss) per share	2.91	2.42	(4.07)	(0.62)

Diluted income (loss) per share do not include the following instruments as their inclusion would have been anti‑dilutive:

	Year ended	Year ended	Year ended
	December 31,	December 31,	December 31,
	2018	2019	2020
Stock options	56,926,054	52,405,826	52,198,603
Restricted stocks units	—	3,689,400	6,285,294